LEASE - Cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASE
Operating cash outflows from finance leases	$ 1,497	$ 3,213
Operating cash outflows from operating leases	20,589	15,866
Financing cash outflows from finance lease	(19,163)	(33,614)
ROU assets obtained in exchange of new finance lease liabilities	10,666	7,300
ROU assets obtained in exchange of new operating leases	14,892	$ 18,222
ROU assets disposed through early termination of operating leases in non-cash transaction	$ (6,572)